Trade Payables and Other - Detailed Information about Trade and Other Payables (Detail) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Trade and other payables [abstract]
Trade payables	€ 0	€ 0
Fixed asset payables	0	0
Employees' entitlements	0	0
Taxes payable other than income tax	0	0
Contract liabilities	11	9
Other payables	17	18
Total Other	28	27
Total Trade payables and Other (non-current)	28	27
Trade payables	838	685
Fixed asset payables	29	30
Employees' entitlements	162	160
Taxes payable other than income tax	25	16
Contract liabilities	59	68
Other payables	7	9
Total Other	282	283
Total Trade payables and Other (current)	€ 1,120	€ 968